Income taxes (Details) - Schedule of federal and state income tax provision/ (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 167	$ 3,799	$ 2,841
State	97	599	623
International	1,199	669	936
Total current tax expense	1,462	5,067	4,400
Deferred
Federal	(3,042)	(375)	(484)
State	(811)	(50)	(61)
International	(222)
Total deferred tax expense/(benefit)	(4,076)	(425)	(545)
Total tax expense/(benefit)	$ (2,613)	$ 4,642	$ 3,855